Plan Description - Contributions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002 [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	150.00%
Employer Percentage Match of Total Percentage	6.00%
EBP Employer Contribution, Non-Elective Contribution	1.00%
EBP 002 [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
Employer Benefit Plan, Vested Balance, Distribution Threshold	$ 7,000
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	9.00%
EBP 002 [Member] | Minimum [Member]
EBP, Description of Plan [Line Items]
Employer Benefit Plan, Vested Balance, Distribution Threshold	$ 1,000
EBP 007 [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	75.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	3.00%
EBP, Participant Contribution, Automatic, Deferral Rate	3.00%